UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Annual Report

August 31, 2022

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Municipal Bonds Declined on Rising Rates, Heightened Volatility

Conditions in the municipal bond (muni) market, along with investor demand for munis, steadily weakened as the period progressed. Early in the fiscal year, uncertainties surrounding proposed
Biden administration tax and spending programs slowed the market’s year-to-date advance.
Additionally, the muni market’s reaction to the November passage of the Infrastructure Investment and Jobs Act was lackluster, given the bill’s exclusion of certain muni-specific provisions.

Meanwhile, inflation had been steadily climbing, prompting the Federal Reserve (Fed) to adopt a more hawkish tone and start tapering its asset purchases. By early 2022, inflation soared to levels last seen in the early 1980s. Massive fiscal and monetary support unleashed during the pandemic was partly to blame. In addition, escalating energy prices, supply chain breakdowns, labor market shortages and Russia’s invasion of Ukraine further aggravated the inflation rate.

The Fed responded to surging inflation in March, launching an aggressive rate-hike campaign and ending its asset purchase program. Policymakers indicated taming inflation remains their priority, even as the U.S. economy contracted in 2022’s first two quarters.

Elevated inflation and a hawkish Fed left yields sharply higher than they were a year earlier, despite the weak economy. Rising yields and severe volatility contributed to steep 12-month losses for most U.S. fixed-income sectors. Municipal bonds generally fared better than the broad U.S.
Treasury market, while high-yield munis generally underperformed investment-grade munis.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop that threatens global energy markets. We will continue to monitor these factors and what they broadly mean for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of August 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	-10.74%	1.51%	3.19%	—	12/30/86
S&P Municipal Bond California 50% Investment Grade/50% High Yield Index	—	-10.51%	1.65%	3.86%	—	—
I Class	BCHIX	-10.57%	1.71%	3.38%	—	3/1/10
Y Class	ACYHX	-10.54%	1.72%	—	2.34%	4/10/17
A Class	CAYAX					1/31/03
No sales charge		-10.96%	1.26%	2.93%	—
With sales charge		-14.95%	0.33%	2.46%	—
C Class	CAYCX	-11.63%	0.50%	2.16%	—	1/31/03
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2022
Investor Class — $13,689

S&P Municipal Bond California 50% Investment Grade/50% High Yield Index — $14,604

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.49%	0.29%	0.26%	0.74%	1.49%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Joseph Gotelli and Alan Kruss

Steven Permut left the portfolio management team April 30, 2022, ahead of his June 30, 2022, retirement from American Century Investments.

Performance Summary

California High-Yield Municipal returned -10.74%* for the 12 months ended August 31, 2022. By comparison, the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index returned -10.51%. Fund returns reflect operating expenses, while index returns do not.

Amid surging inflation, hawkish Federal Reserve (Fed) policy, rising interest rates, mounting recession risk and sharp market volatility, the fund and index declined. Our sector allocation and security selection decisions and duration positioning primarily accounted for the underperformance versus the index.

Deteriorating Macro Backdrop Hampered Muni Market

After ending 2021 with weakening but still positive performance, the broad municipal bond (muni) market faced mounting macroeconomic-driven challenges through the rest of the reporting period. Additionally, accelerating investor outflows from municipal bond funds amid heightened market volatility added to the difficult muni backdrop.

Inflation, which began its steady march higher in early 2021, soared to levels last seen in the early 1980s. The Fed, which had labeled inflation’s rise as transitory, abruptly pivoted in early 2022. The central bank lifted its short-term interest rate target 2.25 percentage points between March and August, sending bond yields sharply higher.

Meanwhile, Russia’s invasion of Ukraine in February contributed to the broad-based market unrest. The conflict triggered a recalibration of global growth, inflation and supply chain outlooks.

This unprecedented mix of influences led to slower economic data and escalating market volatility and uncertainty. The U.S. entered a technical recession after the economy contracted in the first and second quarters. Despite the Fed’s aggressive tightening, annual headline inflation surged higher, reaching a reporting period peak of 9.1% in June before easing to 8.3% by August.

Against this backdrop, bonds declined sharply for the 12-month period. From a broad index perspective, municipal bonds fared better than Treasuries. Higher-quality munis generally outperformed lower-quality munis, and shorter-maturity securities outpaced longer-maturity municipal bonds. California munis modestly outperformed national munis.

Credit Trends Remained Positive

While widespread economic challenges dominated the headlines, muni credit fundamentals generally remained healthy. Municipal bond credit ratings upgrades significantly outpaced downgrades during the 12 months. Issuer fundamentals largely remained solid as higher-than-budgeted revenues left many state governments, including in California, with record-high reserves.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.
5

As a testament to California’s fiscal condition, the California legislature passed a $308 billion fiscal year budget that provides refunds to approximately 23 million taxpayers. The package provides as much as $1,050 to taxpayers meeting certain income requirements for help with high gas prices and inflation. Furthermore, the state projects it will end the fiscal year with approximately $37 billion in reserves, including $23 billion in the state’s “rainy day” fund.

Additionally, the California unemployment rate steadily improved, dropping to 3.9% in July and matching its record-low February 2020 level. State officials reported California recovered 97% of the nearly 2.8 million nonfarm jobs lost in March and April 2020. However, the state’s July unemployment rate remained among the nation’s highest.

Security Selection Weighed on Relative Results

Our security selections largely drove the fund’s modest underperformance versus the index. Broadly, we held more credit-sensitive securities than the index, which weighed on performance when credit spreads were widening. From a sector-specific perspective, our selections in the hospital, multifamily housing and local general obligation (GO) bond sectors detracted. These lagging securities more than offset positive security selection results in the special tax, student housing and tobacco sectors.

Meanwhile, our sector allocation decisions had a relatively flat effect on performance versus the index. Overweight positions versus the index in the special tax and charter school sectors and underweights in local and state GO bonds aided results. However, overweight positions in corporate munis, toll facilities and continuing care retirement communities and underweights in multifamily housing and tobacco bonds offset the positive allocations.

Yield Curve Exposure Enhanced Returns

The fund’s yield curve positioning boosted relative performance. A modest curve-flattening bias, particularly at the longer end of the yield curve, benefited the fund. In addition, our duration strategy, which was neutral to the index for most of the period, supplied a modest lift to performance.

Portfolio Positioning

Looking ahead, we believe investors’ adjustments to the hawkish Fed, inflation uncertainties and geopolitical unrest will continue to roil fixed-income markets. Yet, we also believe the markets have largely accounted for significant rate increases from the Fed. We believe investor flows into muni funds will remain volatile until total returns stabilize. Eventually, attractive tax-exempt yields and moderating volatility should provide a tailwind to investor demand.

California’s relatively healthy financial footing offers a measure of reassurance given ongoing economic and market uncertainty and elevated inflation. However, we’re keeping an eye on the additional state funds required to mitigate wildfire and drought risks. Additionally, longer-term inflationary pressures, particularly in food, housing, energy, labor and construction costs, could erode the state’s revenues and elevate government expenses.

While seeking to manage the anticipated market volatility, we plan to continue shifting the portfolio’s duration closer to neutral. Additionally, we plan to focus new positions on higher-quality issuers and sectors. These may include securities in the hospital, gas-prepaid, development district, higher education and retirement community sectors. Prudent security selection will guide our efforts among lower-rated issuers and sectors. As always, fundamental credit research drives our investment decisions.

6

Fund Characteristics

AUGUST 31, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	100.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Sectors	% of fund investments
Special Tax	36%
Hospital	12%
Charter School	8%
Multi-Family Housing	6%
Water & Sewer	4%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Expenses Paid During Period(1) 3/1/22 - 8/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$922.10	$2.42	0.50%
I Class	$1,000	$922.10	$1.45	0.30%
Y Class	$1,000	$922.20	$1.31	0.27%
A Class	$1,000	$920.90	$3.63	0.75%
C Class	$1,000	$916.60	$7.25	1.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%
I Class	$1,000	$1,023.69	$1.53	0.30%
Y Class	$1,000	$1,023.84	$1.38	0.27%
A Class	$1,000	$1,021.43	$3.82	0.75%
C Class	$1,000	$1,017.64	$7.63	1.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
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Schedule of Investments

AUGUST 31, 2022

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.0%
California — 99.0%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,458,519
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,293,311
Alameda Community Facilities District Special Tax, (District No. 13-1), 4.00%, 9/1/51	5,000,000	4,247,267
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,375,569
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/52 (AGM)(1)	12,000,000	6,139,883
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,030,105
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,098,181
Bay Area Toll Authority Rev., VRN, 2.12%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,721,231
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,168,935
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,685,686
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,360,647
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	2,982,243
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,647,981
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,317,639
California Community Choice Financing Authority Rev., VRN, 2.12%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	16,477,676
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,238,811
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,530,318
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,100,000	2,471,402
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	9,000,000	8,491,798
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	705,312
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	510,000	526,826
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,138,960
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(1)	2,000,000	367,768
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	502,307
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	495,512
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	342,244
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	1,722,097
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/45	9,710,000	9,066,618
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	Principal Amount	Value
California Housing Finance Rev., 4.00%, 3/20/33	$19,639,382	$19,478,516
California Housing Finance Rev., 4.25%, 1/15/35	3,176,899	3,187,832
California Housing Finance Rev., 3.50%, 11/20/35	2,610,180	2,432,968
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,727,688
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,391,279
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,471,203
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,895,057
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,772,688
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,056,579
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,189,226
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	6,853,633
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	5,622,285
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	972,384
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,107,421
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,825,255
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,523,230
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	5,790,973
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,603,438
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(3)	3,615,000	3,839,253
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,082,083
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,860,809
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,240,961
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,853,361
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	480,000	468,642
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,217,677
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,629,372
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,659,949
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,568,550
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,646,372
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,556,627
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	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	$1,750,000	$1,798,031
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,058,728
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,435,165
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,738,086
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,508,290
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,300,483
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,751,864
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,035,214
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,050,374
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	532,446
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	355,122
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	504,445
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	301,345
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,627,219
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,483,381
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,949,582
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,062,396
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	817,832
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,293,045
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,824,287
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	918,857
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,423,193
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	962,745
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,768,691
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	5,402,716
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	5,378,068
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(2)	2,750,000	2,734,768
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	2,700,000	2,593,793
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	917,553
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,330,314
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	Principal Amount	Value
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	$5,000,000	$4,829,269
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	2,027,426
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,733,060
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,472,720
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,436,123
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,576,494
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), VRN, 4.00%, 10/15/51	685,000	663,925
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/46	1,000,000	1,093,568
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,349,946
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,131,131
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,432,463
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	2,495,000	2,240,074
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,178,412
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,068,257
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	110,000	118,013
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,016,454
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(2)	1,190,000	1,203,738
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(2)	1,200,000	1,220,620
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,115,967
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(2)	4,165,000	4,210,862
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	4,039,941
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	1,020,000	910,037
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,823,372
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	951,598
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,136,310
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,389,034
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,732,090
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	1,875,000	1,853,708
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,490,268
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,477,577
13

	Principal Amount	Value
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	$4,630,000	$4,485,765
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	1,914,637
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,110,000	1,145,150
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	433,036
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,052,256
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,918,121
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	787,618
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	767,385
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,160,093
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,541,556
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,671,911
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,067,047
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,447,868
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(2)	250,000	253,271
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	507,319
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,211,542
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,031,684
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	707,730
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,666,843
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,034,274
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(2)	1,150,000	1,163,638
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	515,936
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	559,248
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,008,327
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,269,396
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,748,972
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,901,621
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	400,000	407,749
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	883,311
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,004,506
14

	Principal Amount	Value
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	$360,000	$361,935
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,054,138
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,188,934
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,017,299
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	1,885,364
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,488,908
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,441,982
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,672,570
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,006,928
California State Public Works Board Rev., (California Air Resources Board), 4.00%, 5/1/36	12,050,000	12,443,929
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,301,738
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	5,500,000	5,157,431
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,862,984
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	440,000	440,007
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,594,437
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,248,904
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	6,581,186
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 4.00%, 5/15/46 (BAM)	3,000,000	2,963,613
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	1,500,000	1,572,726
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	2,760,000	2,893,815
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,578,210
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,341,564
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,481,389
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/46	2,500,000	2,305,447
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(3)	1,000,000	1,057,745
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,462,619
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,423,563
15

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	$1,450,000	$1,400,572
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,085,230
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,243,290
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,006,086
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,690,620
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	9,653,623
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,705,670
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	14,927,267
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	10,199,450
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,235,842
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,388,851
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	836,828
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/49	700,000	735,279
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 2.70%, 9/2/22	345,000	345,000
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/23	355,000	351,751
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/24	365,000	357,899
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,990,444
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,906,008
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,690,000	1,751,368
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/45	1,500,000	1,537,763
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,712,512
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,070,853
16

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	$2,095,000	$2,200,545
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,656,686
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,042,453
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,515,000	1,607,859
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,827,995
California Statewide Communities Development Authority Special Tax, (Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,250,000	4,297,808
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	397,414
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	781,699
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	724,918
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,304,444
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,373,196
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,440,606
Central Basin Municipal Water District Rev., 5.00%, 8/1/28, Prerefunded at 100% of Par(3)	5,000,000	5,662,573
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	873,625
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,317,142
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,181,956
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,612,771
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,164,907
Chino Valley Unified School District GO, 4.00%, 8/1/45	11,210,000	10,728,786
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	561,895
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	934,406
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	290,629
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	928,798
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	553,087
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/46	1,000,000	898,468
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,281,868
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	1,250,000	1,102,698
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/52(2)(4)	1,500,000	1,469,575
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,210,608
17

	Principal Amount	Value
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	$2,000,000	$1,807,397
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,550,840
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,567,662
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	4,055,080
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	10,452,029
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	8,015,561
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	5,116,654
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,432,408
CSCDA Community Improvement Authority Rev., (Parrallel-Anaheim), 4.00%, 8/1/56(2)	4,915,000	4,034,060
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	7,792,778
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,497,801
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 2.80%, 3/1/47(2)	1,500,000	1,174,772
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(2)	4,000,000	2,941,358
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,789,928
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	1,884,220
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,900,339
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	903,699
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	725,702
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,216,099
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,415,607
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,952,793
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	7,672,294
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	689,127
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,368,927
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,207,552
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/43	1,250,000	1,146,941
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,111,400
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	479,759
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	768,945
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,363,325
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,566,057
18

	Principal Amount	Value
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/43	$1,040,000	$1,072,737
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/48	1,250,000	1,283,539
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,044,051
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,737,507
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,063,473
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,807,397
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	735,000	785,063
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,361,797
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,820,064
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,342,470
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,412,384
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,496,772
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	566,880
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	898,067
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,764,188
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,382,012
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,663,379
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,681,599
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	718,774
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,167,178
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	974,290
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,011,039
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,452,541
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	679,737
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	799,466
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/42(1)	6,000,000	2,332,984
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/42(1)	2,200,000	2,372,106
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,393,287
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	4,014,556
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,597,984
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,088,998
19

	Principal Amount	Value
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	$2,000,000	$2,049,784
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,344,435
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,314,991
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(3)	1,500,000	1,531,023
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	29,750,000	3,518,289
Hastings Campus Housing Finance Authority Rev., 0.00%, 7/1/61(1)(2)	14,365,000	6,098,911
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	5,335,000	5,097,545
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,159,708
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,096,529
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,013,339
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	853,951
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	1,250,000	1,174,507
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50(4)	2,000,000	2,109,102
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	998,980
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,498,470
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,142,209
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,549,195
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,644,066
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,476,297
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	550,000	597,638
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	700,000	760,630
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	420,000	452,684
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 3/1/57	3,500,000	3,658,207
Jurupa Community Services District Special Tax, (Community Facilities District No. 43), 5.00%, 9/1/40	1,605,000	1,667,301
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	894,627
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,058,385
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,316,047
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,592,829
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,802,229
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	487,682
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,982,107
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	553,087
20

	Principal Amount	Value
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	$900,000	$805,165
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,273,373
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	813,960
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	3,895,502
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,611,421
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	490,037
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	547,790
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,399,850
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,615,431
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,282,473
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,314,920
Los Angeles Community Facilities District Special Tax, (District No. 3), 6.40%, 9/1/22	170,000	170,000
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	1,009,150
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/43	4,600,000	4,568,848
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	7,734,438
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	5,000,000	5,509,855
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,266,800
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/40	4,000,000	4,504,158
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/51	5,000,000	5,437,307
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/52	5,165,000	5,633,736
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/47	1,000,000	1,106,042
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	7,595,000	8,249,859
Los Angeles Wastewater System Rev., 5.00%, 6/1/47	3,000,000	3,370,715
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,081,138
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,833,046
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	100,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	225,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	102,020
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	112,189
21

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	$250,000	$259,541
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	184,771
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	274,517
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	144,912
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	123,443
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	108,146
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	108,062
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	107,821
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	363,254
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	267,099
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	424,766
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	265,479
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/43	1,000,000	1,050,271
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,368,756
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/48	1,500,000	1,566,853
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,239,901
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/38	1,500,000	1,746,543
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/39	1,750,000	2,032,114
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/49	4,605,000	5,094,789
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,502,219
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,390,956
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	1,925,758
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,414,296
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/34	3,865,000	4,097,632
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	3,855,000	4,033,831
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	684,634
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	858,589
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,735,000
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	5,037,132
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(1)	1,325,000	780,807
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(1)	2,885,000	1,522,288
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/23, Prerefunded at 100% of Par(3)	3,075,000	3,114,761
22

	Principal Amount	Value
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37(4)	$415,000	$404,286
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42(4)	650,000	643,527
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47(4)	840,000	827,586
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52(4)	825,000	800,203
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	418,481
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,141,782
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,044,322
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	519,172
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,289,369
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,793,146
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,096,055
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	891,057
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	857,016
Orange County Community Facilities District Special Tax, 5.00%, 8/15/52(4)	4,200,000	4,318,065
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	4,037,531
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	10,000,000	10,346,968
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2017-1), 4.00%, 8/15/40	1,080,000	1,008,916
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2017-1), 5.00%, 8/15/47	2,550,000	2,668,352
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,384,365
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	2,952,927
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	366,376
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	835,918
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,143,091
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,340,944
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,127,359
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,152,139
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,223,957
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,751,813
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,484,717
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,249,590
23

	Principal Amount	Value
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/47	$10,000,000	$11,111,291
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,171,302
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,088,004
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,428,035
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,653,831
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,869,258
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,489,094
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/31	1,350,000	1,347,159
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/37	3,000,000	2,882,447
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,230,451
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	926,291
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,281,115
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,826,481
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/47	11,000,000	12,087,888
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,570,000
River Islands Public Financing Authority Special Tax, (Community Facilities District No. 2003--1), 5.50%, 9/1/45	5,000,000	5,100,000
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,043,609
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,536,775
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,611,421
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,316,749
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,159,198
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,805,605
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	561,790
Riverside County Transportation Commission Rev., 5.75%, 6/1/23, Prerefunded at 100% of Par(3)	500,000	512,990
Riverside County Transportation Commission Rev., 0.00%, 6/1/41(1)	2,000,000	794,650
Riverside County Transportation Commission Rev., 0.00%, 6/1/42(1)	3,320,000	1,246,633
Riverside County Transportation Commission Rev., 0.00%, 6/1/43(1)	5,000,000	1,773,937
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,353,689
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,258,126
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	321,199
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	367,159
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	755,098
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,454,039
24

	Principal Amount	Value
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	$1,850,000	$1,635,823
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,993,421
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,149,185
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,396,602
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 91-1 Heritage Lake), 5.00%, 9/1/41	1,250,000	1,307,004
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,351,529
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,770,073
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,341,084
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	260,819
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	409,025
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	889,718
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	475,671
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	530,060
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	578,434
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	738,308
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,141,688
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	734,272
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,483,118
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	450,580
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,072,167
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	578,317
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/40	1,670,000	1,782,195
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,982,771
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,127,354
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,682,125
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/49	850,000	894,931
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,287,556
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,985,644
25

	Principal Amount	Value
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/46	$2,250,000	$2,339,027
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(2)	300,000	317,810
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(2)	1,900,000	1,986,810
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,067,703
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,314,911
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/29	1,000,000	1,080,844
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,260,423
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,453,987
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/32	665,000	711,432
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,478,188
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,145,627
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,415,250
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,797,901
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	3,375,000	3,482,068
Sacramento Municipal Utility District Special Tax, (Community Facilities District No. 2006-2), 5.00%, 8/15/50	12,285,000	13,515,543
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,746,747
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	645,268
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/43	1,300,000	1,364,647
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	891,057
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,252,835
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,714,860
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	897,873
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	565,711
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	781,524
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,142,077
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,106,986
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	500,000	511,319
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,100,159
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,487,953
26

	Principal Amount	Value
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	$2,000,000	$2,143,563
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	9,043,629
San Diego County Water Authority Rev., 5.00%, 5/1/52	1,000,000	1,129,643
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/52	3,000,000	3,332,611
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	768,909
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,345,654
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/50	4,540,000	4,993,983
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/51	4,930,000	5,419,166
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), 0.00%, 8/1/43(1)	5,500,000	1,624,072
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	813,133
San Francisco Public Utilities Commission Water Rev., (San Francisco City & County Public Utilities Commission), 4.00%, 11/1/50	7,270,000	6,927,742
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/28	1,080,000	1,155,583
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/29	1,165,000	1,241,525
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/32	450,000	475,384
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/33	1,280,000	1,348,469
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/34	335,000	352,074
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,147,694
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,848,081
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	129,041
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	11,287,410
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	193,531
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	714,718
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	497,092
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	619,520
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,250,000
San Mateo Special Tax, (Community Facilities District No. 2008-1), 6.00%, 9/1/42	500,000	500,000
Santa Margarita Water District Special Tax, (Community Facilities District No. 2013-1), 5.625%, 9/1/43	1,200,000	1,218,907
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	1,892,290
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,321,845
Saugus-Castaic School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,445,000	1,470,886
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/41	1,235,000	1,277,195
27

	Principal Amount	Value
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	$1,245,000	$1,279,901
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	15,106,435
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,011,931
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/52	5,000,000	5,526,190
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,274,664
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	897,229
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,157,343
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,036,371
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,599,210
State of California GO, 4.00%, 10/1/41	8,550,000	8,608,096
State of California GO, 5.00%, 4/1/42	750,000	810,544
State of California GO, 5.00%, 8/1/45	2,680,000	2,828,513
State of California GO, 5.00%, 11/1/47	8,375,000	8,995,059
State of California GO, 4.00%, 4/1/49	2,100,000	2,063,795
State of California GO, (Kindergarten), VRDN, 0.85%, 9/1/22 (LOC: State Street Bank & Trust Co.)	250,000	250,000
State of California GO, VRDN, 0.85%, 9/1/22 (LOC: U.S. Bank N.A.)	275,000	275,000
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	992,905
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,308,034
Stockton Public Financing Authority Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,652,063
Stockton Public Financing Authority Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,147,557
Stockton Public Financing Authority Special Tax, (Stockton Water Revenue), 5.00%, 10/1/33 (BAM)	1,000,000	1,104,640
Stockton Public Financing Authority Special Tax, (Stockton Water Revenue), 5.00%, 10/1/34 (BAM)	3,250,000	3,568,561
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,468,919
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,889,785
Sunnyvale Special Tax, 7.75%, 8/1/32	6,100,000	6,119,555
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,151,054
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,199,223
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,050,271
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,967,784
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	917,712
28

	Principal Amount	Value
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	$6,040,000	$6,309,193
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	802,517
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	1,615,000	1,633,042
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 0.00%, 6/1/60(1)	5,000,000	831,342
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 0.00%, 6/1/46(1)	25,000,000	3,076,373
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	10,525,000	10,677,531
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,661,326
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,386,172
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,604,056
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	2,848,930
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,677,226
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	1,825,213
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	6,390,000	6,726,102
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	1,981,415
University of California Rev., 5.00%, 5/15/52(4)	7,500,000	8,271,253
University of California Rev., VRDN, 0.76%, 9/1/22	6,900,000	6,900,000
University of California Rev., VRDN, 0.87%, 9/1/22	500,000	500,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,731,103
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,552,253
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,952,268
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	516,678
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	525,045
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	419,162
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	585,928
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	990,529
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	644,501
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	751,144
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,407,973
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,006,967
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,524,346
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	703,131
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	286,792
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,570,375
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,398,792
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,424,395
29

	Principal Amount	Value
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	$2,550,000	$2,374,579
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,550,000	2,311,107
Yorba Linda Water District Rev., 4.00%, 10/1/52	3,750,000	3,595,740
		1,475,731,375
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,244,753
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,088,124
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,821,946
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,573,836
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/40	1,000,000	1,008,270
		10,736,929
Puerto Rico — 0.3%
Puerto Rico GO, 5.25%, 7/1/23	103,396	104,961
Puerto Rico GO, 0.00%, 7/1/24(1)	61,911	57,221
Puerto Rico GO, 5.375%, 7/1/25	206,218	212,831
Puerto Rico GO, 5.625%, 7/1/27	1,954,351	2,073,967
Puerto Rico GO, 5.625%, 7/1/29	201,036	216,521
Puerto Rico GO, 5.75%, 7/1/31	195,264	214,218
Puerto Rico GO, 0.00%, 7/1/33(1)	238,285	135,607
Puerto Rico GO, 4.00%, 7/1/33	185,162	173,500
Puerto Rico GO, 4.00%, 7/1/35	166,436	153,030
Puerto Rico GO, 4.00%, 7/1/37	142,845	128,003
Puerto Rico GO, 4.00%, 7/1/41	194,215	169,611
Puerto Rico GO, 4.00%, 7/1/46	201,981	171,525
Puerto Rico GO, VRN, 0.00%, 11/1/43	924,532	477,290
		4,288,285
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,560,648,929)		1,490,756,589
OTHER ASSETS AND LIABILITIES†		(548,971)
TOTAL NET ASSETS — 100.0%		$1,490,207,618

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	225	December 2022	$26,303,906	$40,385
^Amount represents value and unrealized appreciation (depreciation).
30

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $306,239,787, which represented 20.6% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
31

Statement of Assets and Liabilities

AUGUST 31, 2022
Assets
Investment securities, at value (cost of $1,560,648,929)	$1,490,756,589
Cash	8,773
Deposits with broker for futures contracts	405,000
Receivable for investments sold	440,400
Receivable for capital shares sold	682,931
Receivable for variation margin on futures contracts	38,673
Interest receivable	21,180,470
1,513,512,836

Liabilities
Payable for investments purchased	18,995,164
Payable for capital shares redeemed	3,307,606
Accrued management fees	530,891
Distribution and service fees payable	27,583
Dividends payable	443,974
23,305,218

Net Assets	$1,490,207,618

Net Assets Consist of:
Capital paid in	$1,602,721,153
Distributable earnings	(112,513,535)
$1,490,207,618

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$744,086,651	76,040,748	$9.79
I Class	$666,055,808	68,100,497	$9.78
Y Class	$3,993,098	408,131	$9.78
A Class	$59,507,603	6,081,251	$9.79
C Class	$16,564,458	1,692,584	$9.79
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $10.25 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
32

Statement of Operations

YEAR ENDED AUGUST 31, 2022
Investment Income (Loss)
Income:
Interest	$57,023,737

Expenses:
Management fees	6,624,707
Distribution and service fees:
A Class	166,616
C Class	198,345
Trustees' fees and expenses	104,752
Other expenses	27,003
7,121,423

Net investment income (loss)	49,902,314

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(39,681,649)
Futures contract transactions	1,787,569
(37,894,080)

Change in net unrealized appreciation (depreciation) on:
Investments	(198,936,957)
Futures contracts	40,385
(198,896,572)

Net realized and unrealized gain (loss)	(236,790,652)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(186,888,338)

See Notes to Financial Statements.
33

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2022 AND AUGUST 31, 2021
Increase (Decrease) in Net Assets	August 31, 2022	August 31, 2021
Operations
Net investment income (loss)	$49,902,314	$46,999,469
Net realized gain (loss)	(37,894,080)	6,261,468
Change in net unrealized appreciation (depreciation)	(198,896,572)	54,927,077
Net increase (decrease) in net assets resulting from operations	(186,888,338)	108,188,014

Distributions to Shareholders
From earnings:
Investor Class	(25,397,572)	(25,849,070)
I Class	(22,218,687)	(19,004,151)
Y Class	(96,193)	(1,454)
A Class	(1,802,781)	(1,701,624)
C Class	(386,205)	(443,284)
Decrease in net assets from distributions	(49,901,438)	(46,999,583)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,419,067)	231,515,191

Net increase (decrease) in net assets	(264,208,843)	292,703,622

Net Assets
Beginning of period	1,754,416,461	1,461,712,839
End of period	$1,490,207,618	$1,754,416,461

See Notes to Financial Statements.
34

Notes to Financial Statements

AUGUST 31, 2022

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

35

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

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The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.48%
I Class		0.0500% to 0.1100%	0.28%
Y Class		0.0200% to 0.0800%	0.25%
A Class		0.2500% to 0.3100%	0.48%
C Class		0.2500% to 0.3100%	0.48%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $94,478,006 and $125,605,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2022 were $1,208,759,339 and $1,211,095,734, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2022		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	14,231,459	$151,223,018	15,317,905	$170,549,486
Issued in reinvestment of distributions	2,172,438	22,841,823	2,068,080	22,976,347
Redeemed	(23,735,393)	(247,694,475)	(13,270,890)	(147,102,867)
	(7,331,496)	(73,629,634)	4,115,095	46,422,966
I Class
Sold	61,072,606	626,654,708	25,946,714	288,638,110
Issued in reinvestment of distributions	1,891,767	19,855,529	1,516,627	16,857,333
Redeemed	(59,015,622)	(605,275,858)	(11,044,260)	(122,554,131)
	3,948,751	41,234,379	16,419,081	182,941,312
Y Class
Sold	504,722	5,556,247	—	—
Issued in reinvestment of distributions	8,991	91,673	123	1,357
Redeemed	(106,143)	(1,066,642)	(4,758)	(53,415)
	407,570	4,581,278	(4,635)	(52,058)
A Class
Sold	1,565,978	16,721,999	1,157,285	12,783,995
Issued in reinvestment of distributions	123,684	1,298,280	116,070	1,289,442
Redeemed	(1,448,026)	(14,785,079)	(787,178)	(8,771,341)
	241,636	3,235,200	486,177	5,302,096
C Class
Sold	182,674	1,994,756	249,700	2,793,999
Issued in reinvestment of distributions	35,340	370,881	38,028	421,981
Redeemed	(490,011)	(5,205,927)	(568,551)	(6,315,105)
	(271,997)	(2,840,290)	(280,823)	(3,099,125)
Net increase (decrease)	(3,005,536)	$(27,419,067)	20,734,895	$231,515,191

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,490,756,589	—

Other Financial Instruments
Futures Contracts	$40,385	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $12,356,344 futures contracts purchased and $31,984,116 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $38,673 in receivable for variation margin on futures contracts.* For the year ended August 31, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,787,569 in net realized gain (loss) on futures contract transactions and $40,385 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2022 and August 31, 2021 were as follows:

	2022	2021
Distributions Paid From
Exempt income	$49,901,438	$46,982,809
Taxable ordinary income	—	$16,774
Long-term capital gains	—	—

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The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,560,773,338
Gross tax appreciation of investments	$10,783,232
Gross tax depreciation of investments	(80,799,981)
Net tax appreciation (depreciation) of investments	$(70,016,749)
Undistributed exempt income	$1,769
Accumulated short-term capital losses	$(36,562,700)
Accumulated long-term capital losses	$(5,935,855)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
I Class
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
Y Class
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
C Class
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2022, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of California High-Yield Municipal Fund of the American Century California Tax-Free and Municipal Funds, as of August 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended August 31, 2021, and the financial highlights for each of the four years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 17, 2022

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	34	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	75	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, 2K (interactive entertainment) (2021 to present) ;Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	34	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	34	None
44

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	34	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	34	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	34	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	139	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

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Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
47

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to
48

improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense
49

ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
50

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $49,901,438 as exempt interest dividends for the fiscal year ended August 31, 2022.

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Notes
54

Notes
55

Notes
56

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2210

Annual Report

August 31, 2022

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Municipal Bonds Declined on Rising Rates, Heightened Volatility

Conditions in the municipal bond (muni) market, along with investor demand for munis, steadily weakened as the period progressed. Early in the fiscal year, uncertainties surrounding proposed
Biden administration tax and spending programs slowed the market’s year-to-date advance.
Additionally, the muni market’s reaction to the November passage of the Infrastructure Investment and Jobs Act was lackluster, given the bill’s exclusion of certain muni-specific provisions.

Meanwhile, inflation had been steadily climbing, prompting the Federal Reserve (Fed) to adopt a more hawkish tone and start tapering its asset purchases. By early 2022, inflation soared to levels last seen in the early 1980s. Massive fiscal and monetary support unleashed during the pandemic was partly to blame. In addition, escalating energy prices, supply chain breakdowns, labor market shortages and Russia’s invasion of Ukraine further aggravated the inflation rate.

The Fed responded to surging inflation in March, launching an aggressive rate-hike campaign and ending its asset purchase program. Policymakers indicated taming inflation remains their priority, even as the U.S. economy contracted in 2022’s first two quarters.

Elevated inflation and a hawkish Fed left yields sharply higher than they were a year earlier, despite the weak economy. Rising yields and severe volatility contributed to steep 12-month losses for most U.S. fixed-income sectors. Municipal bonds generally fared better than the broad U.S.
Treasury market, while high-yield munis generally underperformed investment-grade munis.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop that threatens global energy markets. We will continue to monitor these factors and what they broadly mean for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of August 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	-7.38%	0.87%	1.70%	—	11/9/83
S&P Intermediate Term California AMT-Free Municipal Bond Index	—	-5.95%	1.12%	2.01%	—	—
I Class	BCTIX	-7.19%	1.09%	1.91%	—	3/1/10
Y Class	ACYTX	-7.16%	1.12%	—	1.58%	4/10/17
A Class	BCIAX					3/1/10
No sales charge		-7.60%	0.63%	1.46%	—
With sales charge		-11.77%	-0.30%	0.99%	—
C Class	BCIYX	-8.30%	-0.13%	0.69%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2012
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2022
Investor Class — $11,837

S&P Intermediate Term California AMT-Free Municipal Bond Index — $12,209

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.46%	0.26%	0.23%	0.71%	1.46%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Joseph Gotelli and Alan Kruss

Steven Permut left the portfolio management team April 30, 2022, ahead of his June 30, 2022, retirement from American Century Investments.

Performance Summary

California Intermediate-Term Tax-Free Bond returned -7.38%* for the 12 months ended August 31, 2022. By comparison, the S&P Intermediate Term California AMT-Free Municipal Bond Index returned -5.95%. Fund returns reflect operating expenses, while index returns do not.

Amid surging inflation, hawkish Federal Reserve (Fed) policy, rising interest rates, mounting recession risk and sharp market volatility, the fund and index declined. Our sector allocation and security selection decisions and duration positioning primarily accounted for the underperformance versus the index.

Deteriorating Macro Backdrop Hampered Muni Market

After ending 2021 with weakening but still positive performance, the broad municipal bond (muni) market faced mounting macroeconomic-driven challenges through the rest of the reporting period. Additionally, accelerating investor outflows from municipal bond funds amid heightened market volatility added to the difficult muni backdrop.

Inflation, which began its steady march higher in early 2021, soared to levels last seen in the early 1980s. The Fed, which had labeled inflation’s rise as transitory, abruptly pivoted in early 2022. The central bank lifted its short-term interest rate target 2.25 percentage points between March and August, sending bond yields sharply higher.

Meanwhile, Russia’s invasion of Ukraine in February contributed to the broad-based market unrest. The conflict triggered a recalibration of global growth, inflation and supply chain outlooks.

This unprecedented mix of influences led to slower economic data and escalating market volatility and uncertainty. The U.S. entered a technical recession after the economy contracted in the first and second quarters. Despite the Fed’s aggressive tightening, annual headline inflation surged higher, reaching a reporting period peak of 9.1% in June before easing to 8.3% by August.

Against this backdrop, bonds declined sharply for the 12-month period. From a broad index perspective, munis fared better than Treasuries. Higher-quality munis generally outperformed lower-quality municipal bonds, and shorter-maturity securities outpaced longer-maturity munis. California municipal bonds modestly outperformed national munis.

Credit Trends Remained Positive

While widespread economic challenges dominated the headlines, muni credit fundamentals generally remained healthy. Muni credit ratings upgrades significantly outpaced downgrades during the 12 months. Issuer fundamentals largely remained solid as higher-than-budgeted revenues left many state governments, including in California, with record-high reserves.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

As a testament to California’s fiscal condition, the California legislature passed a $308 billion fiscal year budget that provides refunds to approximately 23 million taxpayers. The package provides as much as $1,050 to taxpayers meeting certain income requirements for help with high gas prices and inflation. Furthermore, the state projects it will end the fiscal year with approximately $37 billion in reserves, including $23 billion in the state’s “rainy day” fund.

Additionally, the California unemployment rate steadily improved, dropping to 3.9% in July and matching its record-low February 2020 level. State officials reported California recovered 97% of the nearly 2.8 million nonfarm jobs lost in March and April 2020. However, the state’s July unemployment rate remained among the nation’s highest.

Sector Allocation, Security Selection Led to Lagging Relative Results

Out-of-index exposure to higher-yielding sectors, including hospitals, corporate munis, student housing and multifamily housing, detracted from the fund’s relative performance. An underweight position relative to the index in the higher-quality state general obligation (GO) bond sector also weighed on results. These results more than offset positive relative returns from an overweight position in private university bonds and an out-of-index position in charter school bonds. Underweight positions in prerefunded and tobacco bonds also delivered positive relative results.

Security selection also weighed on the fund’s performance versus the index. In particular, our holdings in the local GO bond, toll facilities and water and sewer sectors detracted from performance. On a positive note, our selections in the special tax, seaport and student housing sectors provided a boost to relative results.

Duration Detracted

The rising rate environment hindered results from our duration positioning, which was longer than the index’s duration. Although we shortened the fund’s duration as the reporting period progressed, it remained slightly longer relative to the index.

Portfolio Positioning

Looking ahead, we believe investors’ adjustments to the hawkish Fed, inflation uncertainties and geopolitical unrest will continue to roil fixed-income markets. Yet, we also believe the markets have largely accounted for significant rate increases from the Fed. We believe investor flows into muni funds will remain volatile until total returns stabilize. Eventually, attractive tax-exempt yields and moderating volatility should provide a tailwind to investor demand.

California’s relatively healthy financial footing offers a measure of reassurance given ongoing economic and market uncertainty and elevated inflation. However, we’re keeping an eye on the additional state funds required to mitigate wildfire and drought risks. Additionally, longer-term inflationary pressures, particularly in food, housing, energy, labor and construction costs, could erode the state’s revenues and elevate government expenses.

While seeking to manage the anticipated market volatility, we plan to continue shifting the portfolio’s duration closer to neutral. Additionally, we plan to focus new positions on higher-quality issuers and sectors. These may include securities in the hospital, gas-prepaid, development district, higher education and retirement community sectors. Prudent security selection will guide our efforts among lower-rated issuers and sectors. As always, fundamental credit research drives our investment decisions.

Fund Characteristics

AUGUST 31, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	100.5%
Other Assets and Liabilities	(0.5)%

Top Five Sectors	% of fund investments
Special Tax	17%
Water & Sewer	12%
General Obligation (GO) - Local	11%
Hospital	10%
Pre-Refunded	7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Expenses Paid During Period(1) 3/1/22 - 8/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$954.90	$2.32	0.47%
I Class	$1,000	$955.90	$1.33	0.27%
Y Class	$1,000	$956.00	$1.18	0.24%
A Class	$1,000	$953.70	$3.55	0.72%
C Class	$1,000	$950.10	$7.23	1.47%
Hypothetical
Investor Class	$1,000	$1,022.84	$2.40	0.47%
I Class	$1,000	$1,023.84	$1.38	0.27%
Y Class	$1,000	$1,024.00	$1.22	0.24%
A Class	$1,000	$1,021.58	$3.67	0.72%
C Class	$1,000	$1,017.80	$7.48	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

AUGUST 31, 2022

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.5%
California — 100.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,026,201
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,024,383
ABAG Finance Authority for Nonprofit Corps. Rev., (Odd Fellows Home of California), 5.00%, 4/1/24 (California Mortgage Insurance)	1,000,000	1,014,780
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,477,363
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,925,507
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,543,568
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	537,654
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,001,598
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,669,126
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,139,518
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,045,257
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	3,954,669
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,396,153
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,570,698
Anaheim Public Financing Authority Rev., (Anaheim Electric System Revenue), 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,202,746
Anaheim Public Financing Authority Rev., (Anaheim Electric System Revenue), 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,280,207
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,042,609
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,146,870
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,303,261
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,417,949
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,616,044
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	2,950,745
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	1,951,178
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	1,943,273
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,845,760
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	1,944,306
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,269,974
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	4,522,047
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	518,367
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	789,056

	Principal Amount	Value
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	$415,000	$455,547
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	772,198
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	973,408
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,649,244
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,185,261
Bay Area Toll Authority Rev., VRN, 2.92%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,037,842
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	14,925,133
Bay Area Toll Authority Rev., VRN, 2.77%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,769,737
Bay Area Toll Authority Rev., VRN, 2.08%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,811,551
Bay Area Toll Authority Rev., VRN, 2.12%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,950,682
Brea Redevelopment Agency Tax Allocation, VRN, 0.00%, 8/1/33	1,500,000	1,556,518
Brea Redevelopment Agency Tax Allocation, VRN, 0.00%, 8/1/34	1,785,000	1,846,630
California Community Choice Financing Authority Rev., VRN, 2.12%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	20,595,921
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,644,392
California Community Choice Financing Authority Rev., VRN, 4.00%, 5/1/53 (GA: Morgan Stanley)	7,500,000	7,633,647
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	287,948
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	832,736
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,315,972
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,614,496
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	860,309
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	496,065
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	437,199
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	202,219
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	276,599
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	248,667
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	361,710
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	982,971
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	964,217
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	422,441
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	510,490
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	519,585
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	416,645
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	813,042

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	$800,000	$847,139
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	329,513
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	876,810
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	534,354
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	680,244
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	807,890
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,024,825
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,576,699
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	1,666,561
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,016,008
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,214,776
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,530,406
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,235,332
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,467,153
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,899,323
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	429,021
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	802,534
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,140,516
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,358,678
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,460,756
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	3,000,000	2,935,423
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,717,045
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,239,708
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	527,518
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,070,000	1,093,330
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,398,945
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,005,439
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,696,033

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	$2,250,000	$2,261,311
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,162,630
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,892,302
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,621,973
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,630,060
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,172,971
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	6,288,816
California Housing Finance Rev., 4.00%, 3/20/33	19,639,382	19,478,516
California Housing Finance Rev., 4.25%, 1/15/35	5,353,222	5,371,643
California Housing Finance Rev., 3.50%, 11/20/35	3,266,398	3,044,633
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,038,308
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,237,231
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,025,819
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,404,260
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 2.02%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,689,239
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	2,009,382
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	2,200,000	2,404,049
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	3,525,000	3,839,967
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	503,824
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	349,071
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	361,915
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	566,469
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	571,002
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	612,475
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	628,413

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	$425,000	$404,298
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.37%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,468,505
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,669,990
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,208,971
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,213,577
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	509,424
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,037,176
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	323,812
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	163,174
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	244,091
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	242,228
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	213,993
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	240,000
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	239,175
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	264,584
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	237,663
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	263,484
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	289,119
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	314,859
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,185,886
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,371,306
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,088,649
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.86%, 9/1/22 (GA: Chevron Corp.)	5,915,000	5,915,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,189,226
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	8,310,382
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,197,568
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	740,349
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	443,966
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,138,169
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	787,420

	Principal Amount	Value
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	$1,635,000	$1,637,760
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,691,742
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,185,593
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	469,910
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	106,464
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	200,056
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	105,083
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,609,079
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23(2)	520,000	525,896
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	2,044,416
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	578,809
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	780,595
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,062,034
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,508,088
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,065,063
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,164,347
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,463,792
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	2,888,952
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,178,228
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,208,229
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	280,373
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	610,055
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	299,986
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	730,846
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,104,007
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,385,898
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,244,105
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,065,315

	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	$1,000,000	$1,061,366
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,416,923
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,577,462
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,460,989
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,583,399
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,100,082
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,051,702
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,117,101
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	753,969
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,044,174
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,731,076
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,802,351
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,701,362
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,712,644
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,001,707
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,562,124
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,241,790
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	304,025
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,010,681
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	741,669
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,077,944
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,092,838
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,099,140
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,504,077
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	890,669
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	517,047
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	520,623
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23(3)	765,000	772,163
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,487,162
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,571,568

	Principal Amount	Value
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	$1,000,000	$1,029,118
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,734,768
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,278,769
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	558,781
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,475,374
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	5,000,000	5,040,130
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22	245,000	245,350
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	293,494
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	390,794
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	407,771
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	520,320
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,034,185
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	793,725
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 0.87%, 9/1/22 (LIQ FAC: JPMorgan Chase Bank N.A.)	200,000	200,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 0.87%, 9/1/22 (LIQ FAC: JPMorgan Chase Bank N.A.)	300,000	300,000
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,560,853
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(3)	7,000,000	7,121,256
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	107,284
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	307,175
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,028,764
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	477,761
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,100,000	1,112,699
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	580,355
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	971,014
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	426,396
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	579,940
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	177,383
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	164,004
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	155,561

	Principal Amount	Value
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	$150,000	$156,957
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	168,930
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	201,866
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	405,000	412,846
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	381,276
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	675,868
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	630,984
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	508,650
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	280,000	285,921
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	742,701
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	723,732
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	771,080
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	811,414
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	857,342
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	908,266
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	950,793
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,000,000
California State Public Works Board Rev., 4.00%, 4/1/31	10,305,000	10,773,191
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,915,293
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,249,375
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	5,787,612
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	2,885,530
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,330,359
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	36,991
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	1,715,000	1,812,583
California State University Rev., 5.00%, 11/1/28	2,000,000	2,230,508
California State University Rev., 5.00%, 11/1/28	500,000	574,240
California State University Rev., 5.00%, 11/1/29	1,000,000	1,112,301
California State University Rev., 5.00%, 11/1/29	500,000	583,030
California State University Rev., 5.00%, 11/1/30	3,000,000	3,326,170
California State University Rev., 5.00%, 11/1/30	600,000	692,104
California State University Rev., 5.00%, 11/1/31	2,900,000	3,203,814
California State University Rev., 5.00%, 11/1/31	390,000	447,526
California State University Rev., 4.00%, 11/1/34	10,000,000	10,249,811
California State University Rev., 5.00%, 11/1/36	5,105,000	5,490,552

	Principal Amount	Value
California State University Rev., 4.00%, 11/1/38	$2,865,000	$2,880,413
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,035,776
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,299,297
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,486,072
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,092,167
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,204,219
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	827,378
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	786,720
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,067,257
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,690,980
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	795,695
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	962,699
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,330,518
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,059,239
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	746,237
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,558,489
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	5,494,751
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,013,605
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,027,556
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,995,728
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,145,656
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,306,122
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,053,821
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,016,878
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,301,654
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	613,583

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	$300,000	$306,316
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	786,363
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	838,787
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,971,150
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	318,627
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	351,227
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	659,408
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	678,983
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,301,102
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	613,053
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/27 (California Mortgage Insurance)	2,485,000	2,693,060
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/28 (California Mortgage Insurance)	640,000	692,563
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	215,882
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	287,559
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	155,216
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	133,408
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	186,167
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,066,754
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	2,470,000	2,436,075
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	380,331
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	476,312
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,213,074
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,012,912
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,539,556
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,102,914

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	$2,000,000	$2,101,743
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,405,405
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,755,120
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,969,272
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/23	1,250,000	1,265,155
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/24	2,000,000	2,050,395
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/25	1,175,000	1,220,386
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	946,543
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,064,257
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,065,204
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	637,659
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	919,070
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,697,189
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,752,914
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,501,684
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	585,000	613,144
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,350,810
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2018-01), 4.00%, 9/1/40	1,080,000	996,174
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,450,466
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,119,993
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	242,794
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	211,030
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,241,373
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	803,268
Cerritos Community College District GO, 4.00%, 8/1/44	10,000,000	10,009,544
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,202,531
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,250,268
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,466,655

	Principal Amount	Value
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	$700,000	$644,864
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	483,415
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	500,000
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	507,786
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,308,305
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,918,739
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,680,332
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,198,184
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,106,405
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/27(3)(4)	360,000	378,496
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/32(3)(4)	400,000	424,653
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/37(3)(4)	385,000	393,847
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	100,762
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	148,790
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	783,374
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,632,426
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	613,347
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	592,530
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	742,141
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,029,862
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,108,664
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,382,030
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,101,969
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,216,524
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	1,900,000	1,473,747
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,885,255
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	500,000	389,901
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 2.80%, 3/1/47(3)	7,500,000	5,873,860
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	531,350
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,128,334
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	225,282
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	248,728
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	271,958
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	260,080

	Principal Amount	Value
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	$300,000	$292,210
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	484,382
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,288,005
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,214,232
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,893,308
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	192,958
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	350,680
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	414,208
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/35	400,000	469,112
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	701,830
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	524,370
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	4,140,000	4,329,119
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,146,997
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,134,203
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,385,672
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,880,731
Eastern Municipal Water District Rev., 4.00%, 7/1/29	1,000,000	1,086,765
Eastern Municipal Water District Rev., VRN, 1.77%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,700,873
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,764,962
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,547,641
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,821,410
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	526,366
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	935,985
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,637,211
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,137,709
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	520,000
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	596,491
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	763,055
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	560,460
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,111,215
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	920,292

	Principal Amount	Value
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	$1,000,000	$988,938
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	242,884
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	531,757
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	639,095
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,336,146
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,641,352
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	104,724
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	105,944
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	160,436
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	324,687
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	351,880
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/33(1)	750,000	483,703
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	3,733,057
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	249,259
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/42(1)	6,070,000	2,360,202
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/42(1)	2,300,000	2,479,929
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	708,451
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	3,604,310
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	822,844
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	721,975
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,281,745
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,403,724
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,790,879
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,545,203
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,098,929
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,476,315
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	620,467
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,477,667
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	1,907,751
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	1,993,306
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	501,029
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	513,429

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	$1,000,000	$1,020,682
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,060,244
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	6,650,000	6,787,536
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,783,778
Golden State Tobacco Securitization Corp. Rev., 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,802,495
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,070,222
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,575,185
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,912,134
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,239,230
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	770,293
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	7,680,000	7,607,234
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,850,932
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,019,080
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,013,137
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,004,302
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,360,782
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,427,198
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,894,950
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,610,649
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,105,174
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	500,633
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	451,601
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	587,672
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,086,174
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/37	3,885,000	4,289,584
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	709,030
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	879,107
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,017,072
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,586,719
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	535,290
Inglewood Unified School District GO, 4.00%, 8/1/23 (AGM)	3,450,000	3,495,784
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	256,222
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	542,028
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	539,909
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	322,413
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	918,226
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	533,823

	Principal Amount	Value
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	$1,665,000	$1,713,314
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,801,577
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,630,829
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,025,081
Irvine Unified School District Special Tax, 5.00%, 9/1/30	1,910,000	2,121,106
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,094,668
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	979,484
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,519,380
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,285,693
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,310,607
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/23	1,135,000	1,158,485
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,330,000	1,407,782
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	640,000	688,487
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	401,653
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	350,000	385,800
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	400,000	436,106
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	559,360
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	690,000	655,038
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	639,920
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	819,257
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	710,662
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	821,646
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,048,676
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	395,148
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,164,924
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,489,676
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	453,341
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	637,781
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,045,596
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,812,190
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	659,111
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,424,887
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,562,035
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	832,895
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	623,932
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,290,743
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,641,987
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,472,993

	Principal Amount	Value
Los Alamitos Unified School District COP, 0.00%, 8/1/42(1)	$3,200,000	$3,233,035
Los Angeles Rev., 4.00%, 6/29/23	25,000,000	25,352,995
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,326,543
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	10,162,251
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	928,885
Los Angeles County Rev., 4.00%, 6/30/23	23,000,000	23,320,024
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,846,683
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/26	4,000,000	4,391,004
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	8,000,000	9,006,964
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,294,805
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/23	2,855,000	2,937,245
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,904,995
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	750,000	822,400
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/27	850,000	950,345
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/28	650,000	738,807
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,603,735
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,367,136
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,470,620
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,352,018
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,615,891
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	5,000,000	5,524,309
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	2,715,719
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	5,000,000	5,509,855
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	6,670,192
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,696,613
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	1,250,000	1,386,560
Los Angeles Department of Airports Rev., 5.00%, 5/15/42	1,000,000	1,103,656
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,242,708
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,206,910
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,477,953
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,225,835
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,430,767
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,380,223
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,209,447
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,805,159
Los Angeles Department of Water Rev., VRDN, 0.80%, 9/1/22 (SBBPA: TD Bank N.A.)	2,100,000	2,100,000
Los Angeles Department of Water Rev., VRDN, 0.85%, 9/1/22 (SBBPA: Barclays Bank PLC)	6,300,000	6,300,000
Los Angeles Department of Water Rev., VRDN, 0.85%, 9/1/22 (SBBPA: Barclays Bank PLC)	17,095,000	17,095,000
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,344,555

	Principal Amount	Value
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	$1,000,000	$1,093,578
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	6,613,228
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/38	3,000,000	3,189,528
Los Angeles Department of Water & Power Rev., VRDN, 0.85%, 9/1/22 (SBBPA: Royal Bank of Canada)	200,000	200,000
Los Angeles Department of Water & Power Rev., VRDN, 0.85%, 9/1/22 (SBBPA: Barclays Bank)	800,000	800,000
Los Angeles Department of Water & Power Rev., VRDN, 0.88%, 9/1/22 (SBBPA: Bank of America N.A.)	100,000	100,000
Los Angeles Department of Water & Power Rev., VRDN, 0.90%, 9/1/22 (SBBPA: Bank of America N.A.)	600,000	600,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,630,790
Los Angeles Department of Water & Power System Rev., VRDN, 0.80%, 9/1/22 (SBBPA: TD Bank N.A.)	2,330,000	2,330,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.85%, 9/1/22 (SBBPA: Royal Bank of Canada)	3,220,000	3,220,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	9,940,000	11,221,602
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	7,480,000	8,407,790
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,702,423
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,267,990
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,728,668
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,744,700
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,293,640
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,101,101
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,659,966
Los Angeles Wastewater System Rev., 5.00%, 6/1/41	3,000,000	3,420,778
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,198,290
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,224,199
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,721,773
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,425,749
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,796,054
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	480,871
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	733,496
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	10,000,000	10,728,314
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,882,510
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,993,400
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,355,281
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,168,339
Metropolitan Water District of Southern California Rev., VRDN, 0.80%, 9/1/22 (SBBPA: TD Bank N.A.)	1,925,000	1,925,000
Metropolitan Water District of Southern California Rev., VRN, 1.81%, (MUNIPSA plus 0.14%), 7/1/37	2,800,000	2,791,768
Metropolitan Water District of Southern California Rev., VRN, 1.81%, (MUNIPSA plus 0.14%), 7/1/47	6,000,000	5,982,354

	Principal Amount	Value
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	$2,505,000	$2,753,522
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	4,095,000	4,450,236
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,495,536
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,748,132
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	714,524
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,471,274
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,945,231
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,440,844
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,004,538
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	810,275
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	781,957
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	781,957
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	781,957
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,042,609
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,824,566
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,563,914
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,173,840
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	1,000,000	1,055,813
Napa Valley Community College District GO, 4.00%, 8/1/33	2,850,000	2,936,098
Napa Valley Community College District GO, 4.00%, 8/1/34	1,500,000	1,537,113
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,829,747
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	251,732
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,342,270
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,552,977
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,807,315
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,030,793
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,675,178
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	13,510,346
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	523,323
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,143,389
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,465,034
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,087,781
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,085,712
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,007,913
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,864,168

	Principal Amount	Value
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	$1,900,000	$1,927,938
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,425,900
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,252,749
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,433,706
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	694,697
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	3,954,429
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	2,675,000	2,918,123
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	300,000
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	60,467
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	319,005
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	330,912
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	348,644
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	235,603
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	8,872,939
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	288,005
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	657,103
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	682,225
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	983,738
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,532,111
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,073,116
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,097,495
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37(4)	1,300,000	1,386,065
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2004-1), 5.00%, 8/15/28	1,960,000	1,983,561
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.00%, 8/15/35	975,000	1,011,929
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,127,117
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,359,083
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,720,940
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47(4)	1,700,000	1,754,701
Orange County Transportation Authority Rev., 5.00%, 10/15/24	22,145,000	23,375,385
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,734,813
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,551,181
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,084,708

	Principal Amount	Value
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	$3,690,000	$3,844,352
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,576,257
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,597,601
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,038,519
Oxnard School District GO, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	4,028,648
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	384,353
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,352,919
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,265,803
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,323,134
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	772,494
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	684,944
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	506,968
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	776,792
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,188,740
Palomar Health GO, 5.00%, 8/1/23	1,900,000	1,938,276
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,444,925
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,890,493
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,003,322
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,465,187
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,350,210
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,835,061
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,196,078
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,779,178
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/25	1,200,000	1,284,597
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/27	1,000,000	1,118,183
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/29	850,000	984,033
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,182,121
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	884,326
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	333,730
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	482,251
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	606,709
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,330,422
Peralta Community College District GO, 5.00%, 8/1/25	620,000	662,634
Peralta Community College District GO, 5.00%, 8/1/26	550,000	599,988
Peralta Community College District GO, 5.00%, 8/1/27	500,000	556,104
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,247,371
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,132,576
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,242,548
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,069,619

	Principal Amount	Value
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	$1,630,000	$1,772,563
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,736,130
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,235,618
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,392,912
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,137,688
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,927,159
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/47	5,950,000	6,538,448
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.87%, 9/1/22	490,000	490,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.85%, 9/1/22	4,540,000	4,540,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.85%, 9/1/22	12,700,000	12,700,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.85%, 9/1/22	3,170,000	3,170,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.87%, 9/1/22	1,950,000	1,950,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	726,025
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	396,729
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	423,171
Riverside County Transportation Commission Rev., 0.00%, 6/1/30(1)	1,000,000	719,176
Riverside County Transportation Commission Rev., 0.00%, 6/1/31(1)	1,555,000	1,060,298
Riverside County Transportation Commission Rev., 4.00%, 6/1/41	2,500,000	2,362,551
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,749,213
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,647,789
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,163,562
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,603,590
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,950,545
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	8,046,294
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,140,000
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,064,082
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,168,853
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,061,327
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	792,316
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,153,088
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,114,816
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,498,090
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	995,000	1,068,161
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,332,518

	Principal Amount	Value
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	$1,045,000	$1,111,417
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,331,302
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	335,540
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	363,171
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,828,715
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,438,365
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	170,000
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	441,154
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	581,229
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	720,184
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	266,637
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	219,866
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	312,534
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	545,973
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	630,420
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	926,159
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,590,998
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,087,906
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,082,818
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	23,115,694
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	791,438
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	1,575,000	1,635,710
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,050,775
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	3,500,000	3,760,300
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	2,615,000	2,871,433
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	1,300,000	1,457,219
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,286,097
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,368,389
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,561,296
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,500,000	1,710,486
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/33 (BAM)	2,500,000	2,674,357
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,446,929
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,079,573
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,418,311
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,070,350
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/23(4)	450,000	462,603
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24(4)	750,000	790,976

	Principal Amount	Value
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25(4)	$1,050,000	$1,134,320
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26(4)	825,000	912,668
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/27(4)	625,000	706,966
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	18,513,027
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,325,579
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,423,489
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,363,927
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	9,951,914
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	1,894,426
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,074,429
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,531,742
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	727,626
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,093,353
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	924,493
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,081,793
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	751,798
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,073,892
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,079,297
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,055,141
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,616,397
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,556,207
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,729,242
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,414,089
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,420,470
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,047,427
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,926,760
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,046,476
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,517,669
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,000,000
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,025,967
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	255,943
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	512,202
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	768,909
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,452,816
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	714,983
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	5,734,054

	Principal Amount	Value
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	$5,000,000	$5,635,066
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,613,063
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,643,727
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	6,587,510
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,284,921
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	444,037
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	575,159
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	387,104
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	417,567
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,127,764
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	872,282
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	9,939,000	9,851,270
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,486,760
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	921,791
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,024,616
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	145,639
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	213,897
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	491,427
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,375,000
San Mateo Special Tax, 5.50%, 9/1/44	750,000	750,000
San Mateo County Transportation Authority Rev., VRDN, 0.87%, 9/1/22 (LOC: Bank of America N.A.)	1,150,000	1,150,000
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,182,767
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,135,870
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,106,849
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	800,471
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,395,722
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,383,785
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,740,552
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	961,378
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	945,459
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,249,373

	Principal Amount	Value
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	$1,000,000	$1,088,585
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,589,071
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,003,315
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,053,807
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,168,857
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,504,127
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,335,247
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,113,551
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,105,911
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	626,070
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	350,000	356,373
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,465,518
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,195,704
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,425,336
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	17,202
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	485,975
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	80,275
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,258,033
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	91,743
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,435,000	2,666,140
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,205,685
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,587,981
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,223,667
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,186,593
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,069,955
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,254,159
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,472,677
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,176,881
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	897,915
Southern California Public Power Authority Rev., 5.00%, 7/1/30	25,000,000	25,747,057
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,410,296

	Principal Amount	Value
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	$2,170,000	$2,379,046
State of California GO, 5.00%, 3/1/23	10,000,000	10,139,405
State of California GO, 5.00%, 11/1/23	2,875,000	2,965,644
State of California GO, 5.00%, 11/1/24	1,000,000	1,032,348
State of California GO, 1.05%, 12/1/26	2,025,000	1,872,580
State of California GO, 5.00%, 12/1/26	1,045,000	1,081,270
State of California GO, 5.00%, 2/1/27	10,000,000	10,116,724
State of California GO, 5.00%, 4/1/27	1,250,000	1,390,061
State of California GO, 4.00%, 11/1/27	2,000,000	2,152,461
State of California GO, 5.00%, 2/1/28	6,795,000	6,874,031
State of California GO, 5.00%, 9/1/28	10,000,000	11,411,851
State of California GO, 5.00%, 11/1/28	5,000,000	5,720,819
State of California GO, 5.00%, 11/1/29	2,625,000	2,707,762
State of California GO, 5.00%, 4/1/30	2,500,000	2,875,666
State of California GO, 5.00%, 4/1/31	1,350,000	1,551,724
State of California GO, 5.00%, 11/1/31	7,435,000	8,307,259
State of California GO, 5.00%, 4/1/32	3,000,000	3,423,526
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	6,073,796
State of California GO, 4.00%, 3/1/36	9,535,000	9,853,822
State of California GO, 5.00%, 4/1/37	5,000,000	5,182,387
State of California GO, 5.00%, 4/1/38	3,500,000	3,870,726
State of California GO, 4.00%, 10/1/39	7,500,000	7,604,764
State of California GO, 5.00%, 9/1/41	4,000,000	4,474,583
State of California GO, 4.00%, 4/1/42	7,500,000	7,541,201
State of California GO, 5.00%, 4/1/42	1,750,000	1,891,269
State of California GO, (Kindergarten), VRDN, 0.85%, 9/1/22 (LOC: State Street Bank & Trust Co.)	235,000	235,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,170,634
State of California Department of Water Resources Rev., 5.00%, 12/1/28	3,000,000	3,450,058
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,410,000
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,473,266
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,563,268
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	781,634
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,141,535
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,363,865
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,563,303
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,043,105
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,120,020
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,114,870
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	940,000
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	666,074
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,630,789
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,955,923
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,980,289

	Principal Amount	Value
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	$500,000	$555,975
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,281,608
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	842,471
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	822,848
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	275,000
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	886,010
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	713,953
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,100,020
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	455,696
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,711,535
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,724,024
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,451,464
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	450,117
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,261,918
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,426,554
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	913,766
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,575,996
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	816,306
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,127,272
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	878,968
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	322,036
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	320,267
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	769,429
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	336,216
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,082,760

	Principal Amount	Value
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	$330,000	$346,383
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	539,739
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	620,343
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	464,835
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	796,501
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,318,562
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	723,985
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,595,769
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	661,684
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,058,867
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,053,417
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,420,984
University of California Rev., 4.00%, 5/15/26	2,415,000	2,550,949
University of California Rev., 5.00%, 5/15/32(4)	15,000,000	17,937,678
University of California Rev., 4.00%, 5/15/46	13,465,000	12,972,026
University of California Rev., VRDN, 0.80%, 9/1/22	5,100,000	5,100,000
University of California Rev., VRDN, 0.85%, 9/1/22	850,000	850,000
University of California Rev., VRDN, 0.87%, 9/1/22	300,000	300,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,143,584
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,617,363
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,552,276
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	938,640
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,241,610
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,232,510
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	356,380
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	446,288
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	810,998
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,097,322
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,145,982
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,572,991
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	652,483
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	620,751
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,270,077
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,960,000	2,246,586
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,165,027
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	7,619,310
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42(4)	4,770,000	4,624,850
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,763,660

	Principal Amount	Value
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	$1,170,000	$1,249,871
Yorba Linda Water District Rev., 5.00%, 10/1/47	3,600,000	4,009,090
Yosemite Community College District GO, 0.00%, 8/1/31(1)	2,210,000	1,649,202
		2,065,680,206
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	507,544
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	360,917
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	366,177
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	530,621
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	966,336
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/28	455,000	481,804
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/29	750,000	795,448
		4,008,847
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,111,496,285)		2,069,689,053
OTHER ASSETS AND LIABILITIES — (0.5)%		(10,354,392)
TOTAL NET ASSETS — 100.0%		$2,059,334,661

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	144	December 2022	$16,834,500	$22,274
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,065,536, which represented 3.8% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2022
Assets
Investment securities, at value (cost of $2,111,496,285)	$2,069,689,053
Cash	25,188
Deposits with broker for futures contracts	259,200
Receivable for investments sold	13,948,124
Receivable for capital shares sold	4,124,926
Receivable for variation margin on futures contracts	24,751
Interest receivable	22,788,962
2,110,860,204

Liabilities
Payable for investments purchased	44,970,705
Payable for capital shares redeemed	5,314,582
Accrued management fees	585,356
Distribution and service fees payable	7,622
Dividends payable	647,278
51,525,543

Net Assets	$2,059,334,661

Net Assets Consist of:
Capital paid in	$2,117,520,778
Distributable earnings	(58,186,117)
$2,059,334,661

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$757,454,205	67,965,238	$11.14
I Class	$1,028,423,676	92,258,773	$11.15
Y Class	$252,326,622	22,634,458	$11.15
A Class	$16,498,775	1,479,641	$11.15
C Class	$4,631,383	415,217	$11.15
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $11.68 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2022
Investment Income (Loss)
Income:
Interest	$51,054,579

Expenses:
Management fees	6,974,023
Distribution and service fees:
A Class	53,187
C Class	60,682
Trustees' fees and expenses	131,203
Other expenses	8,550
7,227,645

Net investment income (loss)	43,826,934

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(17,166,648)
Futures contract transactions	867,076
(16,299,572)

Change in net unrealized appreciation (depreciation) on:
Investments	(183,765,500)
Futures contracts	11,557
(183,753,943)

Net realized and unrealized gain (loss)	(200,053,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(156,226,581)

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2022 AND AUGUST 31, 2021
Increase (Decrease) in Net Assets	August 31, 2022	August 31, 2021
Operations
Net investment income (loss)	$43,826,934	$45,048,423
Net realized gain (loss)	(16,299,572)	5,057,071
Change in net unrealized appreciation (depreciation)	(183,753,943)	13,144,253
Net increase (decrease) in net assets resulting from operations	(156,226,581)	63,249,747

Distributions to Shareholders
From earnings:
Investor Class	(17,479,326)	(18,716,024)
I Class	(21,515,755)	(20,298,079)
Y Class	(5,848,908)	(5,528,348)
A Class	(386,787)	(400,088)
C Class	(64,625)	(106,016)
Decrease in net assets from distributions	(45,295,401)	(45,048,555)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	116,945,143	115,410,608

Net increase (decrease) in net assets	(84,576,839)	133,611,800

Net Assets
Beginning of period	2,143,911,500	2,010,299,700
End of period	$2,059,334,661	$2,143,911,500

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2022

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.45%
I Class		0.0500% to 0.1100%	0.25%
Y Class		0.0200% to 0.0800%	0.22%
A Class		0.2500% to 0.3100%	0.45%
C Class		0.2500% to 0.3100%	0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $160,980,000 and $80,028,005, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2022 were $1,556,929,186 and $1,408,037,729, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2022		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,725,712	$146,882,262	10,644,729	$130,413,456
Issued in reinvestment of distributions	1,319,466	15,401,092	1,306,735	15,983,251
Redeemed	(20,772,791)	(239,774,621)	(10,172,955)	(124,457,236)
	(6,727,613)	(77,491,267)	1,778,509	21,939,471
I Class
Sold	72,052,480	823,343,674	19,127,597	234,283,080
Issued in reinvestment of distributions	1,794,168	20,901,619	1,616,511	19,778,734
Redeemed	(57,491,895)	(657,077,602)	(13,723,287)	(167,848,883)
	16,354,753	187,167,691	7,020,821	86,212,931
Y Class
Sold	11,625,622	133,624,137	5,399,840	66,239,088
Issued in reinvestment of distributions	46,792	542,969	32,849	402,009
Redeemed	(10,451,668)	(120,129,573)	(4,725,053)	(57,679,111)
	1,220,746	14,037,533	707,636	8,961,986
A Class
Sold	337,103	3,973,088	427,528	5,226,587
Issued in reinvestment of distributions	31,225	364,960	30,931	378,465
Redeemed	(761,379)	(8,727,322)	(269,790)	(3,295,733)
	(393,051)	(4,389,274)	188,669	2,309,319
C Class
Sold	24,610	288,294	66,092	806,812
Issued in reinvestment of distributions	5,478	64,163	8,456	103,444
Redeemed	(233,274)	(2,731,997)	(402,763)	(4,923,355)
	(203,186)	(2,379,540)	(328,215)	(4,013,099)
Net increase (decrease)	10,251,649	$116,945,143	9,367,420	$115,410,608

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,069,689,053	—
Other Financial Instruments
Futures Contracts	$22,274	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $16,959,688 futures contracts purchased and $18,742,849 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $24,751 in receivable for variation margin on futures contracts.* For the year ended August 31, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $867,076 in net realized gain (loss) on futures contract transactions and $11,557 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2022 and August 31, 2021 were as follows:

	2022	2021
Distributions Paid From
Exempt income	$43,826,107	$44,630,459
Taxable ordinary income	—	$418,096
Long-term capital gains	$1,469,294	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,111,498,899
Gross tax appreciation of investments	$14,481,227
Gross tax depreciation of investments	(56,291,073)
Net tax appreciation (depreciation) of investments	$(41,809,846)
Other book-to-tax adjustments	$(78,958)
Undistributed exempt income	—
Accumulated short-term capital losses	$(13,338,988)
Accumulated long-term capital losses	$(2,958,325)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
I Class
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
Y Class
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
C Class
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2022, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of California Intermediate-Term Tax-Free Bond Fund of the American Century California Tax-Free and Municipal Funds, as of August 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended August 31, 2021, and the financial highlights for each of the four years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 17, 2022

We have served as the auditor of one or more American Century investment companies since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	34	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	75	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, 2K (interactive entertainment) (2021 to present) ;Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	34	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	34	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	34	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	34	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	34	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	139	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group.The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $1,469,294, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2022.

The fund designates $43,826,107 as exempt interest dividends for the fiscal year ended August 31, 2022.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 2210

Annual Report

August 31, 2022

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2022. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Municipal Bonds Declined on Rising Rates, Heightened Volatility

Conditions in the municipal bond (muni) market, along with investor demand for munis, steadily weakened as the period progressed. Early in the fiscal year, uncertainties surrounding proposed
Biden administration tax and spending programs slowed the market’s year-to-date advance.
Additionally, the muni market’s reaction to the November passage of the Infrastructure Investment and Jobs Act was lackluster, given the bill’s exclusion of certain muni-specific provisions.

Meanwhile, inflation had been steadily climbing, prompting the Federal Reserve (Fed) to adopt a more hawkish tone and start tapering its asset purchases. By early 2022, inflation soared to levels last seen in the early 1980s. Massive fiscal and monetary support unleashed during the pandemic was partly to blame. In addition, escalating energy prices, supply chain breakdowns, labor market shortages and Russia’s invasion of Ukraine further aggravated the inflation rate.

The Fed responded to surging inflation in March, launching an aggressive rate-hike campaign and ending its asset purchase program. Policymakers indicated taming inflation remains their priority, even as the U.S. economy contracted in 2022’s first two quarters.

Elevated inflation and a hawkish Fed left yields sharply higher than they were a year earlier, despite the weak economy. Rising yields and severe volatility contributed to steep 12-month losses for most U.S. fixed-income sectors. Municipal bonds generally fared better than the broad U.S.
Treasury market, while high-yield munis generally underperformed investment-grade munis.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates a tense geopolitical backdrop that threatens global energy markets. We will continue to monitor these factors and what they broadly mean for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of August 31, 2022
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BCTXX	0.19%	0.51%	0.29%	11/9/83
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

AUGUST 31, 2022
Yields
7-Day Current Yield	1.15%
7-Day Effective Yield	1.15%

Portfolio at a Glance
Weighted Average Maturity	22 days
Weighted Average Life	31 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	88%
31-90 days	8%
91-180 days	—
More than 180 days	4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Expenses Paid During Period(1) 3/1/22 - 8/31/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.80	$2.32	0.46%
Hypothetical
Investor Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

AUGUST 31, 2022

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.7%
California — 99.7%
Antelope Valley-East Kern Water Agency COP, VRDN, 1.45%, 9/7/22 (LOC: Wells Fargo Bank N.A.)	$105,000	$105,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.69%, 9/7/22 (LOC: Bank of Stockton and FHLB)	2,195,000	2,195,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.69%, 9/7/22 (LOC: First Republic Bank and FHLB)	4,730,000	4,730,000
California Health Facilities Financing Authority Rev., 1.25%, 10/11/22	4,415,000	4,415,000
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 1.35%, 11/15/45	2,800,000	2,800,000
California Housing Finance Agency Rev., (Mission Gardens Affordable LP), VRDN, 1.66%, 9/7/22 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,325,000	1,325,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 1.66%, 9/7/22 (LIQ FAC: FHLMC)	200,000	200,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.68%, 9/7/22 (LOC: Wells Fargo Bank N.A.)	4,065,000	4,065,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.68%, 9/7/22 (LOC: Wells Fargo Bank N.A.)	1,895,000	1,895,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.76%, 9/7/22 (LOC: Bank of the West)	640,000	640,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.71%, 9/7/22 (LOC: MUFG Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.86%, 9/1/22 (GA: Chevron Corp.)	550,000	550,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 1.71%, 9/7/22 (LIQ FAC: FHLMC)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., 1.14%, 9/14/22	2,850,000	2,850,000
California Statewide Communities Development Authority Rev., 1.35%, 11/9/22	1,300,000	1,300,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 1.70%, 9/7/22 (LOC: East West Bank and FHLB)	10,290,000	10,290,000
Irvine Ranch Water District Special Assessment, VRN, 1.73%, (MUNIPSA plus 0.06%), 10/1/37	5,500,000	5,500,000
Los Angeles Rev., 4.00%, 6/29/23	5,000,000	5,065,427
Los Angeles County Metropolitan Transportation Authority, 1.30%, 9/14/22	2,500,000	2,500,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.90%, 9/1/22 (SBBPA: Bank of America N.A.)	150,000	150,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.34%, 9/7/22 (SBBPA: Barclays Bank)	400,000	400,000
Mizuho Floater/Residual Trust Rev., VRDN, 1.30%, 9/1/22 (LIQ FAC: Mizuho Capital Markets LLC)(GA: FHLMC)(1)	4,900,000	4,900,000
Modesto Public Financing Authority Rev., (Modesto), VRDN, 1.60%, 9/7/22 (LOC: Bank of the West)	850,000	850,000
Municipal Improvement Corp of Los Angeles, 1.70%, 9/7/22	1,800,000	1,800,000
RBC Municipal Products, Inc. Trust GO, VRDN, 1.70%, 9/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,000,000	1,000,000
7

	Principal Amount	Value
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.67%, 9/7/22 (LOC: Bank of the Sierra and FHLB)	$2,905,000	$2,905,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.87%, 9/1/22	175,000	175,000
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 1.48%, 9/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	1,805,000	1,805,000
San Bernardino County Flood Control District Rev., VRDN, 1.55%, 9/7/22 (LOC: Bank of America N.A.)	2,565,000	2,565,000
San Diego County Regional Transportation Commission Rev., VRDN, 1.40%, 9/7/22 (SBBPA: State Street Bank & Trust Co.)	560,000	560,000
San Diego County Water Authority, 1.84%, 9/14/22	2,500,000	2,500,000
San Diego Housing Authority Rev., (Park & Market Apartments Obligated Group), VRDN, 1.70%, 9/7/22 (LOC: Bank of America N.A.)	1,500,000	1,500,000
San Francisco City & County Public Utilities Commission Power Rev., 1.70%, 10/5/22 (LOC: Bank of America N.A.)	1,800,000	1,800,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 1.67%, 10/5/22 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Mateo Joint Powers Financing Authority Rev., (San Mateo), VRDN, 1.45%, 9/7/22 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
Santa Clara Valley Transportation Authority Rev., (2000 Measure A Sales Tax), VRDN, 0.94%, 9/1/22 (LOC: TD Bank N.A.)	200,000	200,000
State of California Department of Water Resources, 1.82%, 9/14/22	2,055,000	2,055,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.70%, 9/7/22 (LOC: U.S. Treasury)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.70%, 9/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,050,000	1,050,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.70%, 9/7/22 (LOC: FFCB)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.70%, 9/7/22 (LIQ FAC: Barclays Bank PLC)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.70%, 9/7/22 (LIQ FAC: Barclays Bank PLC)(1)	5,200,000	5,200,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.70%, 9/7/22 (LIQ FAC: Royal Bank of Canada)(1)	1,875,000	1,875,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.70%, 9/7/22 (LIQ FAC: Royal Bank of Canada)(1)	2,345,000	2,345,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.70%, 9/7/22 (LIQ FAC: Royal Bank of Canada)(1)	1,360,000	1,360,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.71%, 9/7/22 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,850,000	5,850,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.73%, 9/7/22 (LIQ FAC: Royal Bank of Canada)(1)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.87%, 9/7/22 (LIQ FAC: Mizuho Capital Markets LLC)(1)	1,400,000	1,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.87%, 9/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	1,900,000	1,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.87%, 9/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,950,000	2,950,000
Town of Hillsborough COP, VRDN, 1.45%, 9/7/22 (SBBPA: Bank of the West)	100,000	100,000
8

	Principal Amount	Value
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.70%, 9/7/22 (LOC: Bank of the West)	$3,390,000	$3,390,000
TOTAL INVESTMENT SECURITIES — 99.7%		119,080,427
OTHER ASSETS AND LIABILITIES — 0.3%		406,300
TOTAL NET ASSETS — 100.0%		$119,486,727

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,300,000, which represented 34.6% of total net assets.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

AUGUST 31, 2022
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$119,080,427
Cash	43,523
Receivable for investments sold	150,000
Receivable for capital shares sold	43,721
Interest receivable	249,181
119,566,852

Liabilities
Payable for capital shares redeemed	27,947
Accrued management fees	49,878
Dividends payable	2,300
80,125

Net Assets	$119,486,727

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	119,487,319

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$119,487,325
Distributable earnings	(598)
$119,486,727

See Notes to Financial Statements.
10

Statement of Operations

YEAR ENDED AUGUST 31, 2022
Investment Income (Loss)
Income:
Interest	$572,997

Expenses:
Management fees	618,541
Trustees' fees and expenses	7,958
Other expenses	881
627,380
Fees waived	(281,517)
345,863

Net investment income (loss)	227,134

Net Increase (Decrease) in Net Assets Resulting from Operations	$227,134

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2022 AND AUGUST 31, 2021
Increase (Decrease) in Net Assets	August 31, 2022	August 31, 2021
Operations
Net investment income (loss)	$227,134	$12,780
Net realized gain (loss)	—	(598)
Net increase (decrease) in net assets resulting from operations	227,134	12,182

Distributions to Shareholders
From earnings	(227,134)	(12,780)

Capital Share Transactions
Proceeds from shares sold	47,901,399	46,325,389
Proceeds from reinvestment of distributions	222,505	12,529
Payments for shares redeemed	(56,055,513)	(53,171,122)
Net increase (decrease) in net assets from capital share transactions	(7,931,609)	(6,833,204)

Net increase (decrease) in net assets	(7,931,609)	(6,833,802)

Net Assets
Beginning of period	127,418,336	134,252,138
End of period	$119,486,727	$127,418,336

Transactions in Shares of the Fund
Sold	47,901,399	46,325,389
Issued in reinvestment of distributions	222,505	12,529
Redeemed	(56,055,513)	(53,171,122)
Net increase (decrease) in shares of the fund	(7,931,609)	(6,833,204)

See Notes to Financial Statements.
12

Notes to Financial Statements

AUGUST 31, 2022

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2022 was 0.49% before waiver and 0.27% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,245,000 and $49,265,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

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6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2022 and August 31, 2021 were as follows:

	2022	2021
Distributions Paid From
Exempt income	$227,134	$12,780
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2022, the fund had accumulated short-term capital losses of $(598), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(2)	0.01	(0.01)	—(2)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2022, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund of the American Century California Tax-Free and Municipal Funds, as of August 31, 2022, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended August 31, 2021, and the financial highlights for each of the four years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 17, 2022

We have served as the auditor of one or more American Century investment companies since 1997.
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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	34	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	75	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Chief Financial Officer, 2K (interactive entertainment) (2021 to present) ;Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	34	Sabio Holdings, Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	34	None
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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	34	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	34	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	34	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	139	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

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Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to
22

improve performance. The Fund’s performance was at or above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a
23

reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $227,134 as exempt interest dividends for the fiscal year ended August 31, 2022.
27

Notes
28

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 2210

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and Peter F. Pervere are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2021: $87,586
FY 2022: $64,335

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2021: $0
FY 2022: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2021: $0
FY 2022: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2021: $144,500
FY 2022: $50,000

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 26, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2022